Other Financial Information (Details) - USD ($) $ in Thousands	Sep. 30, 2014	Sep. 30, 2013
Accrued expenses
Accrued salaries and benefits	$ 400,600	$ 410,600
Accrued contract costs	446,400	404,200
Other accrued expenses	117,600	100,500
Total accrued expenses	964,627	915,282
Accrued contract costs related to professional liability accruals	120,200	121,300
Other long-term liabilities
Defined Benefit Pension Plan, Liabilities, Noncurrent	221,300	192,700
Reserve for uncertain tax positions (Note 17)	52,600	60,200
Other	181,700	196,000
Total other long-term liabilities	455,563	448,920
Parent
Accrued expenses
Total accrued expenses	136,200	173,000
Other long-term liabilities
Total other long-term liabilities	$ 80,500	$ 61,400